Other Disclosures - Shareholding Requirement For Members Of Executive Management (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-Based Compensation
Share-based compensation expenses	kr 2.0	kr 1.0	kr 1.0
Total	93.0	81.0	67.0
Executive Management
Share-Based Compensation
Base Salary	18.3	15.7	14.6
Defined Contribution Plans	1.4	1.2	1.5
Other Benefits	6.9	4.5	1.8
Annual Cash Bonus	15.7	14.7	10.6
Share-based compensation expenses	38.3	32.6	27.4
Total	80.6	68.7	55.9
Jan van de Winkel
Share-Based Compensation
Base Salary	7.3	7.3	7.1
Defined Contribution Plans	1.0	1.0	1.2
Other Benefits	1.0	3.6	0.2
Annual Cash Bonus	8.4	8.4	6.4
Share-based compensation expenses	19.6	14.9	13.4
Total	37.3	35.2	28.3
Anthony Pagano
Share-Based Compensation
Base Salary	3.0
Defined Contribution Plans	0.1
Annual Cash Bonus	2.3
Share-based compensation expenses	5.2
Total	10.6
Anthony Mancini
Share-Based Compensation
Base Salary	3.1
Defined Contribution Plans	0.1
Other Benefits	3.3
Annual Cash Bonus	2.0
Share-based compensation expenses	3.1
Total	11.6
David A. Eatwell
Share-Based Compensation
Base Salary	0.9	4.3	3.9
Defined Contribution Plans	0.1	0.1	0.2
Other Benefits	2.5	0.9	1.4
Annual Cash Bonus		3.2	2.1
Share-based compensation expenses	(2.3)	8.0	8.1
Total	1.2	16.5	15.7
Judith Klimovsky
Share-Based Compensation
Base Salary	4.0	4.1	3.6
Defined Contribution Plans	0.1	0.1	0.1
Other Benefits	0.1		0.2
Annual Cash Bonus	3.0	3.1	2.1
Share-based compensation expenses	12.7	9.7	5.9
Total	kr 19.9	kr 17.0	kr 11.9